NEWBUILDINGS (Details) (USD $)	12 Months Ended										3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 LNG carrier	Dec. 31, 2013 FSRU	Dec. 31, 2013 Purchase price installments	Dec. 31, 2012 Purchase price installments	Dec. 31, 2013 Interest cost capitalized	Dec. 31, 2012 Interest cost capitalized	Dec. 31, 2013 Other costs capitalized	Dec. 31, 2012 Other costs capitalized	Mar. 31, 2012 Newbuildings	Dec. 31, 2013 Newbuildings
Newbuildings:
Newbuildings	$ 767,525,000	$ 435,859,000			$ 718,851,000	$ 418,062,000	$ 30,825,000	$ 13,897,000	$ 17,849,000	$ 3,900,000
Number of vessels contracted for construction			8	3
Construction payable	2,400,000,000										2,700,000,000
Purchase Obligation												1,647,605,000
Number of newbuilds delivered			2
Newbuilds delivered	$ 404,500,000